Equity Capital and Earnings Per Share - Summary of Further Information on Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Series 1(LRCN-Series 1) [member] | On JuneEighteen Two Thousand and Twenty Six and every Five Years Thereafter Until JuneNighteen Two Thousand and Seventy Six [Member]
Disclosure of classes of share capital [Line Items]
Floating dividend rate, description	rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%.
Interest rate, basis	2.839
Other equity interest [member] | Series 1(LRCN-Series 1) [member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	3.375%
Other equity interest [member] | Series 1(LRCN-Series 1) [member] | Before JuneEighteen Two Thousand and Twenty Six [Member]
Disclosure of classes of share capital [Line Items]
Interest rate	3.375%
Other equity interest [member] | Series 3(LRCN-Series 1) [member]
Disclosure of classes of share capital [Line Items]
Floating dividend rate, description	rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 3.95%.
Interest rate	7.117%
Interest rate, basis	3.95
Annual dividend rate	7.117%
Other equity interest [member] | Series 2 (LRCN-Series 2) [member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	4.10%
Other equity interest [member] | Series 2 (LRCN-Series 2) [member] | Before May Eighteen Two Thousand And Twenty Seven [Member]
Disclosure of classes of share capital [Line Items]
Interest rate	4.10%
Other equity interest [member] | Series 2 (LRCN-Series 2) [member] | On May Eighteen Two Thousand And Twenty Seven And Every Five Years Thereafter Until March Nineteen Two Thousand and Seventy Seventy [Member]
Disclosure of classes of share capital [Line Items]
Floating dividend rate, description	rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.704%.
Interest rate, basis	2.704
Class 1, Series 4 Preferred shares [Member] | If redeemed on June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share		$ 25
Class 1, Series 4 Preferred shares [Member] | If redeemed after June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share		$ 25.5
Class 1, Series 4 Preferred shares [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Basis spread on dividend rate	1.41%
Floating dividend rate, description	three-month Government of Canada Treasury bill yield plus 1.41%.
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	1.41%
Annual dividend rate	2.348%
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.86%
Annual dividend rate	5.978%
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.61%
Previous redemption date	Mar. 19, 2023
Annual dividend rate	6.159%
Class 1, Series 11 Preferred shares [Member] | Other equity interest [member] | After March Two Thousand And Twenty Three For Five Years [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	6.159%
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.22%
Annual dividend rate	6.35%
Class 1, Series 13 Preferred shares [Member] | Other equity interest [member] | Five Year Period Commencing On Or After September Twentieth Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	6.35%
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.16%
Annual dividend rate	3.786%
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.36%
Annual dividend rate	3.80%
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.30%
Annual dividend rate	3.675%
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage	2.55%
Annual dividend rate	5.942%
Class 1, Series 25 Preferred Shares [Member] | Other equity interest [member] | Five Year Period Commencing On Or After Twentieth June Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	5.942%